Transactions with Affiliates and Container Investors (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net	The following table provides a summary of due to container investors, net at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Accounts receivable, net - managed fleet	$7,701	$7,348
Prepaid expenses and other current assets - managed fleet	92	89
Accounts payable and accrued expenses - managed fleet	(1,178)	(1,292)
	6,615	6,145
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,903	9,987
Due to container investors, net	$15,518	$16,132